GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 85.7%
	Agriculture — 5.3%
76,000	Archer-Daniels-Midland Co.(a)	$3,121,320
30,500	Bunge Ltd.(a)	1,726,910
74,990	Nutrien Ltd.(a)	3,740,501

		8,588,731

	Energy and Energy Services — 19.1%
11,400	Apache Corp.(a)	291,840
13,500	Baker Hughes, a GE Company(a)	313,200
42,000	BP plc, ADR(a)	1,595,580
15,800	Cabot Oil & Gas Corp.(a)	277,606
26,000	Chevron Corp.(a)	3,083,600
3,100	Cimarex Energy Co.	148,614
5,800	Concho Resources Inc.(a)	393,820
11,200	ConocoPhillips	638,176
12,500	Devon Energy Corp.(a)	300,750
4,000	Diamondback Energy Inc.	359,640
61,500	Eni SpA	940,729
11,700	EOG Resources Inc.(a)	868,374
60,500	Exxon Mobil Corp.(a)	4,271,905
26,000	Halliburton Co.(a)	490,100
5,500	Helmerich & Payne Inc.	220,385
3,700	Hess Corp.(a)	223,776
8,500	HollyFrontier Corp.	455,940
56,982	Kinder Morgan Inc.(a)	1,174,399
25,000	Marathon Oil Corp.	306,750
34,395	Marathon Petroleum Corp.(a)	2,089,496
18,500	Noble Energy Inc.(a)	415,510
6,128	Occidental Petroleum Corp.(a)	272,512
12,000	ONEOK Inc.	884,280
12,000	Phillips 66(a)	1,228,800
4,900	Pioneer Natural Resources Co.(a)	616,273
110,500	Royal Dutch Shell plc, Cl. A	3,239,011
27,270	Schlumberger Ltd.(a)	931,816
21,000	Suncor Energy Inc.(a)	663,180
15,000	Sunoco LP	471,750
17,000	TechnipFMC plc	410,380
39,500	The Williams Companies Inc.(a)	950,370
33,000	TOTAL SA, ADR(a)	1,716,000
12,400	Valero Energy Corp.(a)	1,056,976

		31,301,538

	Food and Beverage — 3.7%
80,000	Mowi ASA	1,845,751
10,000	Pilgrim’s Pride Corp.†	320,450
45,000	Tyson Foods Inc., Cl. A(a)	3,876,300

		6,042,501

	Health Care — 6.3%
13,400	IDEXX Laboratories Inc.†(a)	3,643,862
54,000	Zoetis Inc.(a)	6,727,860

		10,371,722

Shares		Market Value
	Machinery — 6.1%
22,500	AGCO Corp.	$1,703,250
145,600	CNH Industrial NV(a)	1,477,840
27,800	Deere & Co.(a)	4,689,304
142,000	Kubota Corp.	2,146,580

		10,016,974

	Metals and Mining — 42.6%
96,700	Agnico Eagle Mines Ltd.(a)	5,184,087
100,000	Alacer Gold Corp.†	403,819
653,416	Alamos Gold Inc., Cl. A(a)	3,789,813
83,500	AngloGold Ashanti Ltd., ADR	1,525,545
633,000	B2Gold Corp.†	2,044,590
400,244	Barrick Gold Corp.(a)	6,936,229
475,000	Belo Sun Mining Corp.†	177,473
20,000	BHP Group Ltd., ADR	987,600
875,000	Centamin plc	1,352,344
355,000	Continental Gold Inc.†	986,074
195,000	Detour Gold Corp.†	2,862,777
76,000	Endeavour Mining Corp.†	1,452,482
225,000	Evolution Mining Ltd.	687,943
100,000	Fortuna Silver Mines Inc.†	309,000
49,600	Franco-Nevada Corp.(a)	4,521,536
146,274	Fresnillo plc	1,229,456
452,000	Harmony Gold Mining Co. Ltd., ADR†	1,283,680
608,500	Hochschild Mining plc	1,533,763
37,000	Kirkland Lake Gold Ltd., New York	1,657,600
28,000	Kirkland Lake Gold Ltd., Toronto	1,254,331
10,000	Labrador Iron Ore Royalty Corp.	185,908
32,500	MAG Silver Corp.†(a)	344,825
116,952	Newcrest Mining Ltd.	2,680,540
158,856	Newmont Goldcorp Corp.(a)	6,023,820
67,085	Northern Dynasty Minerals Ltd.†	39,413
268,894	Northern Star Resources Ltd.	2,003,651
719,950	OceanaGold Corp.	1,880,233
116,100	Osisko Gold Royalties Ltd.	1,078,757
38,900	Pan American Silver Corp.	609,952
600,000	Perseus Mining Ltd.†	283,479
176,275	Pretium Resources Inc.†	2,028,925
51,000	Rio Tinto plc, ADR(a)	2,656,590
20,600	Royal Gold Inc.(a)	2,538,126
150,000	SEMAFO Inc.†	481,187
79,500	SSR Mining Inc.†	1,154,340
97,000	Torex Gold Resources Inc.†	1,202,204
168,950	Wheaton Precious Metals Corp.(a)	4,433,248

		69,805,340

	Specialty Chemicals — 2.6%
25,000	CF Industries Holdings Inc.(a)	1,230,000
20,000	FMC Corp.(a)	1,753,600
58,500	The Mosaic Co.(a)	1,199,250

		4,182,850

	TOTAL COMMON STOCKS	140,309,656

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Metals and Mining — 0.0%
90,000	Pan American Silver Corp., CVR†	$54,000

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.3%
	Metals and Mining — 0.3%
$ 200,000	Fortuna Silver Mines Inc., 4.650%, 10/31/24(b)	200,000
350,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	269,446

		469,446

	TOTAL CONVERTIBLE CORPORATE BONDS	469,446

	U.S. GOVERNMENT OBLIGATIONS — 14.0%
22,986,000	U.S. Treasury Bills, 1.752% to 2.429%††, 10/17/19 to 03/19/20(c)	22,904,587

	PURCHASED OPTIONS — 0.0%
	(Cost $14,853)	5,590

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%
	(Cost $182,872,458)	$163,743,279

(a)	Securities, or a portion thereof, with a value of $69,638,423 were deposited with the broker as collateral for options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At September 30, 2019, $12,360,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	79.9%	$130,814,100
Europe	9.3	15,234,226
Asia/Pacific	5.2	8,523,447
Latin America	2.6	4,215,701
South Africa	1.7	2,809,225
Japan	1.3	2,146,580

Total Investments — Long Positions	100.0%	$163,743,279

Short Positions
North America	(5.2)%	$(8,517,430)
Europe	(0.1)	(210,764)
Japan	(0.1)	(62,030)

Total Investments — Short Positions	(5.4)%	$(8,790,224)

*	Total investments exclude options written.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Purchased — 0.0%
Newmont Goldcorp Corp.	260	USD	985,920	USD	55.00	03/20/20	$5,590

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED							$5,590

As of September 30, 2019, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.3)%
AGCO Corp.	Pershing LLC	75	USD	567,750	USD	77.00	12/20/19	$28,006
AGCO Corp.	Pershing LLC	75	USD	567,750	USD	67.50	01/17/20	78,371
Agnico Eagle Mines Ltd.	Pershing LLC	180	USD	964,980	USD	65.00	11/15/19	6,240
Agnico Eagle Mines Ltd.	Pershing LLC	210	USD	1,125,810	USD	52.00	12/20/19	90,402
Agnico Eagle Mines Ltd.	Pershing LLC	180	USD	964,980	USD	52.00	12/20/19	77,488
Agnico Eagle Mines Ltd.	Pershing LLC	397	USD	2,128,317	USD	60.00	01/17/20	71,187
Alamos Gold Inc., Cl. A	Pershing LLC	2,100	USD	1,218,000	USD	7.00	10/18/19	5,688
Alamos Gold Inc., Cl. A	Pershing LLC	1,900	USD	1,102,000	USD	6.00	11/15/19	66,709
Alamos Gold Inc., Cl. A	Pershing LLC	500	USD	290,000	USD	6.00	12/20/19	24,521
Alamos Gold Inc., Cl. A	Pershing LLC	1,500	USD	870,000	USD	8.00	12/20/19	15,347
Anadarko Petroleum Corp.	Pershing LLC	70	USD	509,390	USD	62.50	11/15/19	0
AngloGold Ashanti Ltd., ADR	Pershing LLC	445	USD	813,015	USD	18.00	12/20/19	80,107
Apache Corp.	Pershing LLC	57	USD	145,920	USD	25.00	01/17/20	15,588
Apache Corp.	Pershing LLC	57	USD	145,920	USD	22.50	03/20/20	26,522
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	985,680	USD	42.00	10/18/19	8,181
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	985,680	USD	39.00	11/15/19	68,289
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	1,026,750	USD	42.00	12/20/19	29,508
B2Gold Corp.	Pershing LLC	1,315	USD	424,745	USD	3.00	10/18/19	43,132
B2Gold Corp.	Pershing LLC	2,300	USD	742,900	USD	3.25	10/18/19	42,169
B2Gold Corp.	Pershing LLC	890	USD	287,470	USD	3.00	11/15/19	37,958
B2Gold Corp.	Pershing LLC	825	USD	266,475	USD	3.50	11/15/19	16,300
B2Gold Corp.	Pershing LLC	100	USD	32,300	USD	3.50	12/20/19	2,952
Baker Hughes, a GE Company	Pershing LLC	70	USD	162,400	USD	25.00	10/18/19	1,588
Baker Hughes, a GE Company	Pershing LLC	65	USD	150,800	USD	23.00	12/20/19	10,952
Barrick Gold Corp.	Pershing LLC	1,171	USD	2,029,343	USD	17.00	10/18/19	83,232
Barrick Gold Corp.	Pershing LLC	780	USD	1,351,740	USD	17.50	12/20/19	87,156
Barrick Gold Corp.	Pershing LLC	1,000	USD	1,733,000	USD	19.00	01/17/20	76,060
Barrick Gold Corp.	Pershing LLC	334	USD	578,822	USD	19.50	01/17/20	21,223
BHP Group Ltd., ADR	Pershing LLC	100	USD	493,800	USD	52.50	12/20/19	10,308
BHP Group Ltd., ADR	Pershing LLC	100	USD	493,800	USD	53.00	01/17/20	12,145
BP plc, ADR	Pershing LLC	140	USD	531,860	USD	40.00	11/15/19	3,690
BP plc, ADR	Pershing LLC	140	USD	531,860	USD	38.00	12/20/19	16,937

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
BP plc, ADR	Pershing LLC	140	USD	531,860	USD	38.00	01/17/20	$20,369
Bunge Ltd.	Pershing LLC	150	USD	849,300	USD	60.00	10/18/19	4,240
Bunge Ltd.	Pershing LLC	150	USD	849,300	USD	60.00	11/15/19	13,943
Cabot Oil & Gas Corp.	Pershing LLC	53	USD	93,121	USD	18.00	10/18/19	1,643
Cabot Oil & Gas Corp.	Pershing LLC	55	USD	96,635	USD	24.00	10/18/19	0
Cabot Oil & Gas Corp.	Pershing LLC	53	USD	93,121	USD	19.00	11/15/19	1,713
Cabot Oil & Gas Corp.	Pershing LLC	43	USD	75,551	USD	24.00	11/15/19	1
Cabot Oil & Gas Corp.	Pershing LLC	80	USD	140,560	USD	20.00	12/20/19	2,356
CF Industries Holdings Inc.	Pershing LLC	120	USD	590,400	USD	45.00	11/15/19	60,357
CF Industries Holdings Inc.	Pershing LLC	130	USD	639,600	USD	47.50	01/17/20	58,909
Chevron Corp.	Pershing LLC	80	USD	948,800	USD	125.00	10/18/19	1,435
Chevron Corp.	Pershing LLC	95	USD	1,126,700	USD	125.00	11/15/19	7,545
Chevron Corp.	Pershing LLC	85	USD	1,008,100	USD	120.00	12/20/19	30,168
Cimarex Energy Co.	Pershing LLC	16	USD	76,704	USD	50.00	12/20/19	6,089
Cimarex Energy Co.	Pershing LLC	15	USD	71,910	USD	55.00	01/17/20	4,069
CNH Industrial NV	Pershing LLC	450	USD	456,750	USD	10.50	11/15/19	18,411
CNH Industrial NV	Pershing LLC	493	USD	500,395	USD	11.00	01/17/20	21,915
Concho Resources Inc.	Pershing LLC	20	USD	135,800	USD	70.00	11/15/19	7,576
Concho Resources Inc.	Pershing LLC	20	USD	135,800	USD	85.00	11/15/19	993
ConocoPhillips	Pershing LLC	18	USD	102,564	USD	60.00	11/15/19	2,137
ConocoPhillips	Pershing LLC	89	USD	507,122	USD	60.00	12/20/19	16,801
ConocoPhillips	Pershing LLC	50	USD	284,900	USD	57.50	01/17/20	17,427
Deere & Co.	Pershing LLC	85	USD	1,433,780	USD	160.00	10/18/19	85,932
Deere & Co.	Pershing LLC	85	USD	1,433,780	USD	160.00	11/15/19	102,419
Deere & Co.	Pershing LLC	120	USD	2,024,160	USD	150.00	12/20/19	266,382
Devon Energy Corp.	Pershing LLC	63	USD	151,578	USD	26.00	11/15/19	5,170
Devon Energy Corp.	Pershing LLC	63	USD	151,578	USD	25.00	12/20/19	9,909
Devon Energy Corp.	Pershing LLC	62	USD	149,172	USD	29.00	12/20/19	2,840
Eni SpA	Morgan Stanley	43	EUR	301,731	EUR	14.25	10/18/19	2,937
Eni SpA	Morgan Stanley	40	EUR	280,680	EUR	14.50	12/20/19	5,746
Eni SpA	Morgan Stanley	40	EUR	280,680	EUR	14.25	01/17/20	9,569
EOG Resources Inc.	Pershing LLC	15	USD	111,330	USD	90.00	11/15/19	317
EOG Resources Inc.	Pershing LLC	40	USD	296,880	USD	77.50	12/20/19	13,745
EOG Resources Inc.	Pershing LLC	52	USD	385,944	USD	77.50	01/17/20	21,114
Exxon Mobil Corp.	Pershing LLC	118	USD	833,198	USD	72.50	11/15/19	10,575
Exxon Mobil Corp.	Pershing LLC	80	USD	564,880	USD	75.00	11/15/19	2,445
Exxon Mobil Corp.	Pershing LLC	200	USD	1,412,200	USD	70.00	12/20/19	53,715
Exxon Mobil Corp.	Pershing LLC	180	USD	1,270,980	USD	70.00	01/17/20	56,467
Exxon Mobil Corp.	Pershing LLC	27	USD	190,647	USD	72.50	01/17/20	5,172
FMC Corp.	Pershing LLC	100	USD	876,800	USD	85.00	11/15/19	51,475
FMC Corp.	Pershing LLC	100	USD	876,800	USD	95.00	12/20/19	15,486
Franco-Nevada Corp.	Pershing LLC	108	USD	984,528	USD	85.00	11/15/19	84,212
Franco-Nevada Corp.	Pershing LLC	54	USD	492,264	USD	97.50	11/15/19	8,523

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Franco-Nevada Corp.	Pershing LLC	230	USD	2,096,680	USD	85.00	12/20/19	$197,585
Franco-Nevada Corp.	Pershing LLC	50	USD	455,800	USD	95.00	01/17/20	20,209
Franco-Nevada Corp.	Pershing LLC	54	USD	492,264	USD	97.50	01/17/20	17,278
Halliburton Co.	Pershing LLC	87	USD	163,995	USD	20.00	11/15/19	6,041
Halliburton Co.	Pershing LLC	85	USD	160,225	USD	24.00	12/20/19	1,243
Halliburton Co.	Pershing LLC	87	USD	163,995	USD	20.00	01/17/20	9,806
Harmony Gold Mining Co. Ltd., ADR	Pershing LLC	1,845	USD	523,980	USD	2.30	12/20/19	118,002
Helmerich & Payne Inc.	Pershing LLC	18	USD	72,126	USD	47.50	11/15/19	404
Helmerich & Payne Inc.	Pershing LLC	28	USD	112,196	USD	40.00	12/20/19	7,974
Helmerich & Payne Inc.	Pershing LLC	25	USD	100,175	USD	51.00	12/20/19	545
Hess Corp.	Pershing LLC	15	USD	90,720	USD	62.50	11/15/19	3,845
Hess Corp.	Pershing LLC	22	USD	133,056	USD	60.00	12/20/19	10,351
HollyFrontier Corp.	Pershing LLC	35	USD	187,740	USD	47.00	10/18/19	24,243
HollyFrontier Corp.	Pershing LLC	15	USD	80,460	USD	53.00	12/20/19	5,829
HollyFrontier Corp.	Pershing LLC	35	USD	187,740	USD	55.00	01/17/20	12,210
IDEXX Laboratories Inc.	Pershing LLC	45	USD	1,223,685	USD	290.00	11/15/19	21,259
Kinder Morgan Inc.	Pershing LLC	180	USD	370,980	USD	20.50	10/18/19	8,086
Kinder Morgan Inc.	Pershing LLC	190	USD	391,590	USD	20.50	11/15/19	10,000
Kinder Morgan Inc.	Pershing LLC	200	USD	412,200	USD	20.00	12/20/19	20,722
Kirkland Gold Ltd.	Pershing LLC	115	USD	515,200	USD	50.00	12/20/19	23,894
Kubota Corp.	Morgan Stanley	720	JPY	117,684,000	JPY	1,600.00	12/12/19	62,030
MAG Silver Corp.	Pershing LLC	100	USD	106,100	USD	9.50	10/18/19	12,372
MAG Silver Corp.	Pershing LLC	225	USD	238,725	USD	13.00	12/20/19	8,270
Marathon Oil Corp.	Pershing LLC	70	USD	85,890	USD	13.00	11/15/19	3,507
Marathon Oil Corp.	Pershing LLC	125	USD	153,375	USD	15.00	11/15/19	1,315
Marathon Oil Corp.	Pershing LLC	125	USD	153,375	USD	15.00	12/20/19	2,408
Marathon Petroleum Corp.	Pershing LLC	92	USD	558,900	USD	60.00	10/18/19	21,515
Marathon Petroleum Corp.	Pershing LLC	92	USD	558,900	USD	50.00	11/15/19	105,037
Marathon Petroleum Corp.	Pershing LLC	92	USD	558,900	USD	57.50	11/15/19	49,778
Marathon Petroleum Corp.	Pershing LLC	68	USD	413,100	USD	50.00	12/20/19	78,736
Mowi ASA	Morgan Stanley	40,000	NOK	8,396,000	NOK	205.00	12/20/19	64,600
Mowi ASA	Morgan Stanley	40,000	NOK	8,396,000	NOK	210.00	02/21/20	48,331
Newmont Goldcorp Corp.	Pershing LLC	560	USD	2,123,520	USD	37.00	10/18/19	84,842
Newmont Goldcorp Corp.	Pershing LLC	150	USD	568,800	USD	40.00	11/15/19	13,362
Newmont Goldcorp Corp.	Pershing LLC	239	USD	906,288	USD	42.00	11/15/19	11,124
Newmont Goldcorp Corp.	Pershing LLC	340	USD	1,289,280	USD	37.00	12/20/19	88,503
Newmont Goldcorp Corp.	Pershing LLC	150	USD	568,800	USD	42.00	12/20/19	11,690
Noble Energy Inc.	Pershing LLC	92	USD	206,632	USD	25.00	11/15/19	4,761
Noble Energy Inc.	Pershing LLC	47	USD	105,562	USD	22.50	12/20/19	8,441
Noble Energy Inc.	Pershing LLC	93	USD	208,878	USD	22.50	01/17/20	19,006
Nutrien Ltd.	Pershing LLC	250	USD	1,247,000	USD	52.00	10/18/19	7,215
Nutrien Ltd.	Pershing LLC	125	USD	623,500	USD	52.00	11/15/19	12,809
Nutrien Ltd.	Pershing LLC	125	USD	623,500	USD	52.50	11/15/19	10,661

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Nutrien Ltd.	Pershing LLC	250	USD	1,247,000	USD	52.50	12/20/19	$34,443
Occidental Petroleum Corp.	Pershing LLC	41	USD	182,327	USD	50.00	12/20/19	2,870
ONEOK Inc.	Pershing LLC	40	USD	294,760	USD	70.00	10/18/19	16,487
ONEOK Inc.	Pershing LLC	40	USD	294,760	USD	70.00	11/15/19	16,980
ONEOK Inc.	Pershing LLC	40	USD	294,760	USD	70.00	12/20/19	20,531
Phillips 66	Pershing LLC	40	USD	409,600	USD	99.00	11/15/19	20,845
Phillips 66	Pershing LLC	40	USD	409,600	USD	105.00	12/20/19	12,905
Phillips 66	Pershing LLC	40	USD	409,600	USD	100.00	01/17/20	26,407
Pioneer Natural Resources Co.	Pershing LLC	16	USD	201,232	USD	125.00	11/15/19	11,591
Pretium Resources Inc.	Pershing LLC	550	USD	633,050	USD	16.00	02/21/20	18,497
Rio Tinto plc, ADR	Pershing LLC	170	USD	885,530	USD	59.39	10/18/19	143
Rio Tinto plc, ADR	Pershing LLC	170	USD	885,530	USD	51.89	11/15/19	35,163
Rio Tinto plc, ADR	Pershing LLC	170	USD	885,530	USD	53.00	12/20/19	36,356
Royal Dutch Shell plc, Cl. A	Morgan Stanley	12	GBP	286,080	GBp	2,400.00	11/15/19	5,437
Royal Dutch Shell plc, Cl. A	Morgan Stanley	25	GBP	596,000	GBp	2,550.00	11/15/19	2,037
Royal Dutch Shell plc, Cl. A	Morgan Stanley	20	GBP	476,800	GBp	2,350.00	12/20/19	19,741
Royal Dutch Shell plc, Cl. A	Morgan Stanley	21	GBP	500,640	GBp	2,400.00	12/20/19	14,665
Royal Dutch Shell plc, Cl. A	Morgan Stanley	33	GBP	786,720	GBp	2,350.00	01/17/20	37,702
Royal Gold Inc.	Pershing LLC	67	USD	825,507	USD	97.50	10/18/19	171,425
Royal Gold Inc.	Pershing LLC	65	USD	800,865	USD	105.00	11/15/19	123,381
Royal Gold Inc.	Pershing LLC	60	USD	739,260	USD	105.00	12/20/19	118,423
Schlumberger Ltd.	Pershing LLC	90	USD	307,530	USD	32.50	11/15/19	25,821
Schlumberger Ltd.	Pershing LLC	92	USD	314,364	USD	35.00	12/20/19	16,116
Schlumberger Ltd.	Pershing LLC	91	USD	310,947	USD	35.00	01/17/20	18,935
SSR Mining Inc.	Pershing LLC	220	USD	319,440	USD	16.00	11/15/19	9,958
Suncor Energy Inc.	Pershing LLC	5	USD	15,790	USD	32.00	10/18/19	200
Suncor Energy Inc.	Pershing LLC	75	USD	236,850	USD	32.50	11/15/19	4,916
Suncor Energy Inc.	Pershing LLC	70	USD	221,060	USD	29.00	12/20/19	20,737
Suncor Energy Inc.	Pershing LLC	65	USD	205,270	USD	29.50	01/17/20	18,206
Sunoco LP	Pershing LLC	150	USD	471,750	USD	33.00	12/20/19	2,561
TechnipFMC plc	Pershing LLC	85	USD	205,190	USD	25.00	10/18/19	3,761
TechnipFMC plc	Pershing LLC	85	USD	205,190	USD	24.00	01/17/20	16,856
The Williams Companies Inc.	Pershing LLC	110	USD	264,660	USD	25.00	10/18/19	1,573
The Williams Companies Inc.	Pershing LLC	175	USD	421,050	USD	28.00	11/15/19	565
The Williams Companies Inc.	Pershing LLC	110	USD	264,660	USD	24.00	12/20/19	11,320
TOTAL SA, ADR	Pershing LLC	45	USD	234,000	USD	50.00	10/18/19	10,515
TOTAL SA, ADR	Pershing LLC	115	USD	598,000	USD	55.00	11/15/19	5,516
TOTAL SA, ADR	Pershing LLC	125	USD	650,000	USD	55.00	12/20/19	11,048
TOTAL SA, ADR	Pershing LLC	45	USD	234,000	USD	54.00	01/17/20	5,480
Tyson Foods Inc., Cl. A	Pershing LLC	150	USD	1,292,100	USD	70.00	10/18/19	245,284
Tyson Foods Inc., Cl. A	Pershing LLC	150	USD	1,292,100	USD	83.00	11/15/19	84,773
Tyson Foods Inc., Cl. A	Pershing LLC	150	USD	1,292,100	USD	80.00	12/20/19	126,326
Valero Energy Corp.	Pershing LLC	43	USD	366,532	USD	75.00	10/18/19	45,588

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Valero Energy Corp.	Pershing LLC	41	USD	349,484	USD	77.50	12/20/19	$38,858
Valero Energy Corp.	Pershing LLC	40	USD	340,960	USD	84.00	01/17/20	24,190
Wheaton Precious Metals Corp.	Pershing LLC	215	USD	564,160	USD	25.00	11/15/19	45,586
Wheaton Precious Metals Corp.	Pershing LLC	220	USD	577,280	USD	31.00	11/15/19	5,648
Wheaton Precious Metals Corp.	Pershing LLC	481	USD	1,262,144	USD	26.00	12/20/19	91,087
Wheaton Precious Metals Corp.	Pershing LLC	774	USD	2,030,976	USD	30.00	01/17/20	63,064
Zoetis Inc.	Pershing LLC	180	USD	2,242,620	USD	115.00	12/20/19	220,531

TOTAL OTC CALL OPTIONS WRITTEN								$5,441,090

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (1.9)%
AGCO Corp.	75	USD	567,750	USD	75.00	11/15/19	$27,750
Alacer Gold Corp.	1,000	CAD	535,000	CAD	4.50	11/15/19	73,593
AngloGold Ashanti Ltd., ADR	390	USD	712,530	USD	23.00	04/17/20	45,825
Cimarex Energy Co.	8	USD	38,352	USD	75.00	12/20/19	160
Cimarex Energy Co.	7	USD	33,558	USD	80.00	12/20/19	175
CNH Industrial NV	513	USD	520,695	USD	10.00	12/20/19	39,758
Concho Resources Inc.	18	USD	122,220	USD	70.00	12/20/19	9,180
Concho Resources Inc.	13	USD	88,270	USD	110.00	12/20/19	325
Detour Gold Corp.	770	CAD	1,497,650	CAD	16.00	11/15/19	225,214
Detour Gold Corp.	360	CAD	700,200	CAD	18.00	12/20/19	73,910
Detour Gold Corp.	566	CAD	1,100,870	CAD	28.00	01/17/20	13,244
Diamondback Energy Inc.	20	USD	179,820	USD	105.00	12/20/19	3,720
Diamondback Energy Inc.	20	USD	179,820	USD	95.00	01/17/20	11,000
Endeavour Mining Corp.	150	CAD	379,800	CAD	22.00	11/15/19	42,458
Endeavour Mining Corp.	160	CAD	405,120	CAD	21.00	12/20/19	60,384
Endeavour Mining Corp.	150	CAD	379,800	CAD	28.00	01/17/20	14,719
Endeavour Mining Corp.	150	CAD	379,800	CAD	30.00	04/17/20	18,115
EOG Resources Inc.	10	USD	74,220	USD	85.00	01/17/20	1,820
Harmony Gold Mining Co. Ltd., ADR	1,000	USD	284,000	USD	3.00	10/18/19	10,000
Harmony Gold Mining Co. Ltd., ADR	1,675	USD	475,700	USD	2.00	11/15/19	146,563
IDEXX Laboratories Inc.	45	USD	1,223,685	USD	220.00	10/18/19	236,250
IDEXX Laboratories Inc.	45	USD	1,223,685	USD	210.00	12/20/19	290,700
Kirkland Gold Ltd.	75	USD	336,000	USD	50.00	01/17/20	18,750
Kirkland Gold Ltd.	180	USD	806,400	USD	50.00	04/17/20	67,140
Kirkland Lake Gold Ltd.	280	CAD	1,661,800	CAD	48.00	10/18/19	240,131
OceanaGold Corp.	1,400	CAD	484,400	CAD	4.00	10/18/19	4,755
OceanaGold Corp.	700	CAD	242,200	CAD	4.50	10/18/19	1,321
OceanaGold Corp.	2,600	CAD	899,600	CAD	3.50	11/15/19	47,100
OceanaGold Corp.	2,500	CAD	865,000	CAD	4.00	12/20/19	29,249
Osisko Gold Royalties Ltd.	390	CAD	480,090	CAD	17.00	10/18/19	736

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Osisko Gold Royalties Ltd.	500	CAD	615,500	CAD	16.00	12/20/19	$4,718
Pan American Silver Corp.	173	USD	271,264	USD	15.00	10/18/19	17,300
Pilgrim’s Pride Corp.	50	USD	160,225	USD	27.00	12/20/19	27,750
Pilgrim’s Pride Corp.	50	USD	160,225	USD	32.00	01/17/20	11,750
Pioneer Natural Resources Co.	15	USD	188,655	USD	130.00	10/18/19	3,435
Pioneer Natural Resources Co.	15	USD	188,655	USD	150.00	10/18/19	263
Pioneer Natural Resources Co.	17	USD	213,809	USD	150.00	12/20/19	2,890
Pretium Resources Inc.	400	USD	460,400	USD	9.00	12/20/19	106,000
Pretium Resources Inc.	175	USD	201,425	USD	8.00	01/17/20	63,875
Pretium Resources Inc.	440	USD	506,440	USD	15.00	01/17/20	15,400
SEMAFO Inc.	500	CAD	212,500	CAD	5.00	11/15/19	3,019
SEMAFO Inc.	500	CAD	212,500	CAD	5.00	01/17/20	5,661
SEMAFO Inc.	500	CAD	212,500	CAD	5.00	04/17/20	8,491
SSR Mining Inc.	220	USD	319,440	USD	14.00	12/20/19	33,000
SSR Mining Inc.	220	USD	319,440	USD	19.00	01/17/20	6,600
The Mosaic Co.	200	USD	410,000	USD	25.00	12/20/19	5,800
The Mosaic Co.	185	USD	379,250	USD	32.00	01/17/20	1,387
The Mosaic Co.	200	USD	410,000	USD	23.00	03/20/20	26,700
Torex Gold Resources Inc.	250	CAD	410,500	CAD	18.00	11/15/19	10,378
Torex Gold Resources Inc.	250	CAD	410,500	CAD	18.00	12/20/19	16,511
Torex Gold Resources Inc.	470	CAD	771,740	CAD	21.00	01/17/20	16,851
VanEck Vectors Gold Miners ETF	325	USD	868,075	USD	27.00	11/15/19	37,375
VanEck Vectors Gold Miners ETF	420	USD	1,121,820	USD	25.00	12/20/19	112,560
VanEck Vectors Gold Miners ETF	385	USD	1,028,335	USD	26.00	12/20/19	80,080
VanEck Vectors Gold Miners ETF	138	USD	368,598	USD	27.00	12/20/19	21,390
VanEck Vectors Gold Miners ETF	365	USD	974,915	USD	27.00	01/17/20	64,605
Zoetis Inc.	180	USD	2,242,620	USD	105.00	10/18/19	354,600
Zoetis Inc.	180	USD	2,242,620	USD	115.00	11/15/19	212,400

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$3,024,834

Exchange Traded Put Options Written — (0.2)%
Energy Select Sector SPDR ETF	380	USD	2,249,600	USD	59.00	10/18/19	$36,100
Energy Select Sector SPDR ETF	380	USD	2,249,600	USD	55.00	11/15/19	20,900
VanEck Vectors Gold Miners ETF	900	USD	2,403,900	USD	24.00	10/18/19	6,300
VanEck Vectors Gold Miners ETF	1,800	USD	4,807,800	USD	26.00	11/15/19	153,000
VanEck Vectors Gold Miners ETF	900	USD	2,403,900	USD	26.00	12/20/19	108,000

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$324,300

TOTAL OPTIONS WRITTEN							$8,790,224